Note 7 - Related Party Transactions - Schedule of Management Fees (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Related Party Transactions [Abstract]
Management fee, Walchuk	$ 60,000	$ 60,000
Management fee, Soursos	33,000	36,000
Total Management Fees	$ 93,000	$ 96,000